OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative
Accrued withholding and payroll taxes, current	$ 16,100,000	$ 7,600,000
Interest receivable	0	0
Accrued Expenses
Derivative
Accrued withholding and payroll taxes, current	1,200,000	600,000
Other Current Liabilities
Derivative
Accrued withholding and payroll taxes, current	16,100,000	7,600,000
Other Current Assets
Derivative
Interest receivable	$ 0	$ 0